Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period		¥ 81,645	¥ 41,933
Additions		43,408	50,723
Deconsolidation of a subsidiary			(10,556)
Impairment of goodwill		0	(455)	¥ (175)
Foreign currency translation adjustments		367
Goodwill at the end of period	$ 18,221	125,420	81,645	41,933
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill		128,870	85,095
Accumulated impairment losses of goodwill		3,450	3,450
Core commerce
Changes in goodwill
Goodwill at the beginning of period		66,223	16,297
Additions		13,298	49,926
Foreign currency translation adjustments		334
Goodwill at the end of period		79,855	66,223	16,297
Cloud computing
Changes in goodwill
Goodwill at the beginning of period		368	368
Goodwill at the end of period		368	368	368
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period		10,378	20,498
Additions		30,110	797
Deconsolidation of a subsidiary			(10,556)
Impairment of goodwill			(361)
Foreign currency translation adjustments		33
Goodwill at the end of period		40,521	10,378	20,498
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period		4,676	4,770
Impairment of goodwill			(94)
Goodwill at the end of period		¥ 4,676	¥ 4,676	¥ 4,770